Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Office space lease amount paid	$ 45,052	$ 42,288
Ms. Tan Siew Meng [Member]
Related Party Transactions [Line Items]
Office space lease amount paid	$ 50,943	$ 52,693